Core Bond Fund (Prospectus Summary) | Core Bond Fund
Touchstone Core Bond Fund Summary
The Fund's Investment Goal
The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Capital appreciation is a secondary goal.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Core Bond Fund	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Bond Fund		Class Y	Institutional
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.50%	0.37%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%
Total Annual Fund Operating Expenses		1.01%	0.88%
Fee Waiver and/or Expense Reimbursement	[2]	(0.42%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.59%	0.51%
[1]	Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.58% and 0.50% for Class Y and Institutional shares, respectively. This expense limitation will remain in effect for two years from commencement of operations of Class Y and Institutional shares, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Core Bond Fund (USD $)	Class Y	Institutional
Expense Example, With Redemption, 1 Year	60	52
Expense Example, With Redemption, 3 Years	234	203
Expense Example, With Redemption, 5 Years	469	409
Expense Example, With Redemption, 10 Years	1,143	1,001

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 370% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include mortgage-related securities,

asset-backed securities, government securities and corporate debt securities.

Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by

Moody's Investors Service, Standard & Poor's Ratings Group or Fitch Ratings.

Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort

Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the

Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The Key Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

• If interest rates go up, causing the value of any debt securities held by the

  Fund to decline

• Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

• Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment and call risk

• Because during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions,

  mortgage-related securities and asset-backed securities may face valuation difficulties, become more volatile and/or become illiquid

• If the issuer of a security is unable to make timely payments of principal or interest when due

• Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

• Because foreign securities may have unique risks and may lose more value than

  U.S. securities

• If the analysis used by Fort Washington to select securities does not identify attractive investments

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds,

Government National Mortgage Association ("GNMA") securities and Overseas

Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan

Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation

("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business

Administration ("SBA") and Tennessee Valley Authority ("TVA").

Non-investment grade debt securities are generally considered more risky than investment grade debt securities. The total return and yield of non-investment grade debt securities can be expected to fluctuate more than the total return and yield of higher quality bonds. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

Investment grade debt securities may be downgraded by a Nationally Recognized

Statistical Rating Organization ("NRSRO") to below investment grade status,

which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition.

Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the

Fund's performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. This bar chart shows changes in performance

(before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling

1.800.543.0407.

Core Bond Fund - Class A Total Returns as of December 31

Best Quarter:

3rd Quarter 2009         +7.14%

Worst Quarter:

3rd Quarter 2008          -2.68%

The year-to-date return for the Fund's Class A shares as of September 30, 2011 is 5.82%.

The performance table shows how the Fund's Class A shares average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the

Barclays Capital U.S. Aggregate Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Core Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Class A Return Before Taxes	2.62%	4.67%	4.64%
Class Y After Taxes on Distributions	Class A Return After Taxes on Distributions	1.22%	3.03%	2.98%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.69%	3.00%	2.97%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

[1]	Performance for Class Y and Institutional shares is not shown because the share classes do not have a full calendar year of operations. Returns are presented for Class A shares, which are not offered in this prospectus. Class Y shares and Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Class A shares are subject to a front-end sales charge and distribution fees. Class Y and Institutional shares are not subject to a front-end sales and distributions fees.